Treasury shares (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Treasury Shares

Treasury shares

	Pearson plc
	Number of shares 000s	£m
At 1 January 2016	6,705	72
Purchase of treasury shares	3,000	27
Release of treasury shares	(1,986)	(20)

At 31 December 2016	7,719	79
Purchase of treasury shares	—	—
Release of treasury shares	(1,725)	(18)

At 31 December 2017	5,994	61